Condensed financial information of the parent company - Condensed Statement of Comprehensive Income - Additional (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statements
Foreign currency translation adjustments, net of tax	¥ 0	¥ 0	¥ 0
Parent Company
Statements
Foreign currency translation adjustments, net of tax	¥ 0	¥ 0	¥ 0